Other Non-current Assets	12 Months Ended
Dec. 31, 2024
Other Assets, Noncurrent [Abstract]
Other Non-current Assets
14. Other
Non-current
Assets
Other
non-current
assets consisted of the following:

	As of December 31,
	2023	2024

Finance lease receivables, non - current portion, net (Note 18)	205,118	204,435
Deposits (i)	120,354	112,523
Non-current portion of prepayments for advertising and technical support services (Note 5)	87,656	36,850
Goodwill(Note 5)	34,106	34,106
Prepayments for purchase of property and equipment	118,945	5,649
Others	9,971	49,720

Total	576,150	443,283

(i) Deposits primarily consist of deposits for offices and retail and service centers whose lease expiration dates are not within one year.